Schedule of number of warrants outstanding (Details)	6 Months Ended
Jun. 30, 2026 shares
Equity [Abstract]
Number of warrant outstanding balance	10,614,142
Number of warrants exercised	(1,579,250)
Number of warrant outstanding balance	9,034,892